33. Operating Costs and Expenses (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfLeasingAndRentExpenseLineItems [Line Items]
Leasing and rent expense	R$ 32,037	R$ 35,453	R$ 33,961
Real estate
DisclosureOfLeasingAndRentExpenseLineItems [Line Items]
Leasing and rent expense	29,749	29,911	27,830
Others
DisclosureOfLeasingAndRentExpenseLineItems [Line Items]
Leasing and rent expense	3,588	6,919	7,434
PIS and Cofins credits
DisclosureOfLeasingAndRentExpenseLineItems [Line Items]
Leasing and rent expense	R$ (1,300)	R$ (1,377)	R$ (1,303)